Fair Value Measurements (Change in Fair Value of Derivative Liabilities) (Details)	9 Months Ended
Sep. 30, 2019 USD ($)
Fair Value Measurements [Abstract]
Balance, derivative liability	$ 1,117,000
Changes in estimated fair value	$ (1,117,000)
Balance, derivative liability